Income Taxes - Schedule of Provision for Benefit from Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Total current	$ 143,557	$ 255,772	$ 113,886
Deferred
Total deferred	(45,157)	(56,267)	$ 103,870
Cayman Islands [Member]
Current
Total current
Deferred
Total deferred
Canada [Member]
Current
Total current		255,772
Deferred
Total deferred	(45,157)	(56,267)
Hong Kong [Member]
Current
Total current	143,557
Deferred
Total deferred
Other jurisdictions [Member]
Current
Total current
Deferred
Total deferred